Fees Summary	Jul. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 735,000
Previously Paid Amount	0.00
Total Fee Amount	112.53
Total Offset Amount	0.00
Net Fee	112.53
Narrative - Max Aggregate Offering Price	$ 735,000
Final Prospectus	true